UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7606

Nuveen Connecticut Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Premium Income Municipal Fund (NTC)
	August 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.7% (1.1% of Total Investments)
$ 3,890	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	11/12 at 100.00	BBB+	$ 3,889,922
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 34.9% (22.9% of Total Investments)
1,150	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College,	7/21 at 100.00	A2	1,294,475
	Series 2011H, 5.000%, 7/01/41
1,300	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	N/R	1,324,401
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
840	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	N/R	872,794
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College,	7/17 at 100.00	A2	1,041,130
	Series 2007G, 4.500%, 7/01/37 – NPFG Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,
	Series 2010-O:
800	5.000%, 7/01/35	7/20 at 100.00	A–	884,152
2,000	5.000%, 7/01/40	7/20 at 100.00	A–	2,201,740
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,
	Series 2005F:
440	5.250%, 7/01/18 – AMBAC Insured	No Opt. Call	A2	531,137
1,510	5.250%, 7/01/19 – AMBAC Insured	No Opt. Call	A2	1,846,775
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/16 at 100.00	A–	2,115,120
	Series 2006H, 5.000%, 7/01/36 – AMBAC Insured
4,405	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/17 at 100.00	A–	4,830,699
	Series 2007-I, 5.000%, 7/01/25 – NPFG Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart
	University, Series 2011G:
250	5.125%, 7/01/26	7/21 at 100.00	BBB	276,823
3,260	5.625%, 7/01/41	7/21 at 100.00	BBB	3,657,198
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart
	University, Series 2012H:
1,500	5.000%, 7/01/26 – AGM Insured	7/22 at 100.00	AA–	1,709,205
1,000	5.000%, 7/01/28 – AGM Insured	7/22 at 100.00	AA–	1,130,510
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Loomis Chaffee
	School Issue, Series 2011-I:
560	5.000%, 7/01/23 – AGM Insured	7/21 at 100.00	Aa3	658,196
225	5.000%, 7/01/24 – AGM Insured	7/21 at 100.00	Aa3	262,247
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,
	Series 2004H:
350	5.000%, 7/01/17 – NPFG Insured	7/14 at 100.00	A+	376,996
1,375	5.000%, 7/01/21 – NPFG Insured	7/14 at 100.00	A+	1,470,356
2,700	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/16 at 100.00	BBB–	2,759,913
	Hartford, Series 2006G, 5.250%, 7/01/36 – RAAI Insured
4,125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA	4,695,405
	Series 2010G, 5.000%, 7/01/35
2,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/13 at 100.00	AAA	2,579,875
	Series 2003X-1, 5.000%, 7/01/42
17,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/17 at 100.00	AAA	19,588,760
	Series 2007Z-3, Trust 1080, 5.050%, 7/01/42 (UB) (4)
9,950	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	11,206,685
	Series 2009, Trust 3363, 5.000%, 7/01/42 (UB)
1,000	University of Connecticut, General Obligation Bonds, Series 2004A, 5.000%, 1/15/18 –	1/14 at 100.00	AA	1,060,350
	NPFG Insured
1,220	University of Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 2/15/17 –	2/15 at 100.00	AA	1,353,187
	AGM Insured
	University of Connecticut, General Obligation Bonds, Series 2006A:
1,300	5.000%, 2/15/19 – FGIC Insured	2/16 at 100.00	AA	1,487,824
2,150	5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AA	2,427,587
2,600	University of Connecticut, General Obligation Bonds, Series 2010A, 5.000%, 2/15/28	2/20 at 100.00	AA	3,073,538
515	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	603,323
	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A:
1,000	5.250%, 11/15/19 – FGIC Insured	11/12 at 101.00	Aa2	1,019,670
1,000	5.250%, 11/15/22 – FGIC Insured	11/12 at 101.00	Aa2	1,019,780
71,025	Total Education and Civic Organizations			79,359,851
	Health Care – 32.2% (21.1% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,
	Series 2002B:
920	5.500%, 7/01/21 – RAAI Insured	7/13 at 100.50	N/R	929,770
3,000	5.500%, 7/01/32 – RAAI Insured	7/14 at 100.00	N/R	3,028,890
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut
	Health Network, Series 2000A:
20	6.125%, 7/01/20 – RAAI Insured	11/12 at 100.00	N/R	20,038
1,710	6.000%, 7/01/25 – RAAI Insured	11/12 at 100.00	N/R	1,712,206
840	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut	7/15 at 100.00	N/R	849,223
	Health Network, Series 2005, 5.000%, 7/01/25 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,
	Series 2005B:
890	5.000%, 7/01/15 – RAAI Insured	No Opt. Call	N/R	956,287
2,400	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	N/R	2,486,352
1,050	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	N/R	1,073,006
6,425	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare,	7/21 at 100.00	A	6,916,191
	Series 2011A, 5.000%, 7/01/41
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special
	Care, Series 2007C:
1,065	5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	1,100,922
300	5.250%, 7/01/37 – RAAI Insured	7/17 at 100.00	BBB–	307,758
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial	7/21 at 100.00	A+	2,199,840
	Hospitals, Series 2011F, 5.000%, 7/01/36
6,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	Aa3	6,323,280
	Series 2006, 5.000%, 7/01/32 – AGM Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,
	Series 2011N:
1,105	5.000%, 7/01/25	7/21 at 100.00	A2	1,232,628
400	5.000%, 7/01/26	7/21 at 100.00	A2	445,716
500	5.000%, 7/01/27	7/21 at 100.00	A2	555,340
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, St. Francis Hospital	7/13 at 100.00	N/R	1,002,680
	and Medical Center, Series 2002D, 5.000%, 7/01/22 – RAAI Insured
1,275	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/20 at 100.00	A	1,378,199
	Series 2010-I, 5.000%, 7/01/30
7,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/22 at 100.00	A	7,567,070
	Series 2012-J, 5.000%, 7/01/42
3,440	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut	7/21 at 100.00	A	3,902,508
	Health, Series 2011M, 5.375%, 7/01/41
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut	7/21 at 100.00	A	4,396,480
	Health, Series 2011N, 5.000%, 7/01/29
775	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus	7/18 at 100.00	AA–	844,091
	Hospital, Series 2005F, 5.125%, 7/01/35 – AGM Insured
5,760	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	Aa3	6,177,254
	Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured
1,225	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/20 at 100.00	Aa3	1,412,829
	Hospital, Series 2010M, 5.500%, 7/01/40
4,540	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Ascension Health	11/19 at 100.00	AA+	4,999,039
	Series 2010A, 5.000%, 11/15/40
1,000	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Catholic Health East	11/20 at 100.00	A+	1,106,090
	Series 2010, 4.750%, 11/15/29
200	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Danbury Hospital,	1/16 at 100.00	A	201,684
	Series 2006H, 4.500%, 7/01/33 – AMBAC Insured
8,600	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	9,934,462
	Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.500%, 8/15/40
67,440	Total Health Care			73,059,833
	Housing/Multifamily – 1.3% (0.9% of Total Investments)
2,880	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	2,977,949
	Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)
	Housing/Single Family – 7.1% (4.6% of Total Investments)
4,475	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5,	5/13 at 100.00	AAA	4,528,745
	5.050%, 11/15/34
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
945	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	976,157
1,015	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	1,042,009
3,900	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	4,094,688
	4.650%, 11/15/27
	Connecticut Housing Finance Authority, Single Family Housing Mortgage Finance Program Bonds,
	Series 2010-A2:
3,500	4.500%, 11/15/30	11/19 at 100.00	AAA	3,802,330
1,500	4.750%, 11/15/35	11/19 at 100.00	AAA	1,611,510
15,335	Total Housing/Single Family			16,055,439
	Long-Term Care – 4.6% (3.0% of Total Investments)
1,120	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park	12/13 at 100.00	BBB	1,143,912
	Baptist Home Inc., Series 2003, 5.750%, 12/01/23
350	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	3/13 at 100.00	BBB–	350,823
	Connecticut Baptist Homes Inc., Series 1999, 5.500%, 9/01/15 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families
	and Children Inc., Series 2002A:
430	5.000%, 7/01/18 – AMBAC Insured	7/13 at 100.00	N/R	434,962
450	5.000%, 7/01/19 – AMBAC Insured	7/13 at 100.00	N/R	455,063
475	5.000%, 7/01/20 – AMBAC Insured	7/13 at 100.00	N/R	480,306
285	5.000%, 7/01/23 – AMBAC Insured	1/13 at 101.00	N/R	287,252
1,295	5.000%, 7/01/32 – AMBAC Insured	7/13 at 100.00	N/R	1,300,944
	Connecticut Housing Finance Authority, Special Needs Housing Mortgage Finance Program Special
	Obligation Bonds, Series 2002SNH-1:
1,000	5.000%, 6/15/22 – AMBAC Insured	6/13 at 100.00	N/R	1,031,750
1,500	5.000%, 6/15/32 – AMBAC Insured	6/13 at 100.00	N/R	1,534,890
1,565	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Refunding	6/20 at 100.00	AA	1,769,295
	Series 2010-16, 5.000%, 6/15/30
1,025	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource	8/17 at 100.00	N/R	1,074,692
	Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27
420	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A,	1/20 at 100.00	N/R	466,796
	7.625%, 1/01/30
9,915	Total Long-Term Care			10,330,685
	Tax Obligation/General – 13.9% (9.1% of Total Investments)
4,500	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	5,152,185
1,800	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – AGM Insured	6/16 at 100.00	AA	2,066,400
2,000	Connecticut State, General Obligation Bonds, Series 2006E, 5.000%, 12/15/20	12/16 at 100.00	AA	2,337,400
1,000	Connecticut State, General Obligation Bonds, Series 2011D, 5.000%, 11/01/31	11/21 at 100.00	AA	1,190,550
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
775	5.000%, 8/01/20 – AGM Insured	8/15 at 100.00	AA–	867,744
1,320	5.000%, 8/01/21 – AGM Insured	8/15 at 100.00	AA–	1,475,932
905	4.375%, 8/01/24 – AGM Insured	8/15 at 100.00	AA–	956,513
1,740	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28 – AGC Insured	8/19 at 100.00	AA–	1,998,755
2,150	New Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 11/01/17 – AMBAC Insured	11/16 at 100.00	A1	2,472,049
900	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	1,179,612
3,890	Oregon State, General Obligation Bonds, Oregon University System Projects, Series 2011G,	8/21 at 100.00	AA+	4,576,157
	5.000%, 8/01/36
1,860	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	Baa1	2,069,734
	NPFG Insured
1,420	Regional School District 16, Connecticut, General Obligation Bonds, Series 2003, 5.000%,	3/13 at 101.00	A1	1,465,582
	3/15/16 – AMBAC Insured
	Suffield, Connecticut, General Obligation Bonds, Series 2005:
800	5.000%, 6/15/17	No Opt. Call	AA+	961,136
795	5.000%, 6/15/19	No Opt. Call	AA+	990,324
1,400	5.000%, 6/15/21	No Opt. Call	AA+	1,782,200
27,255	Total Tax Obligation/General			31,542,273
	Tax Obligation/Limited – 20.1% (13.2% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue
	Bonds, Series 2006F:
2,525	5.000%, 7/01/31 – AGC Insured	7/16 at 100.00	AA–	2,702,230
2,930	5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AA–	3,113,828
	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
600	5.000%, 12/15/20	12/13 at 100.00	AA–	607,296
1,000	5.000%, 12/15/30	12/13 at 100.00	AA–	1,006,000
20	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1992B,	No Opt. Call	AA	20,000
	6.125%, 9/01/12
1,475	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1998B,	No Opt. Call	AA	1,488,098
	5.500%, 11/01/12 – AGM Insured
5,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds,	8/17 at 100.00	AA	5,758,700
	Series 2007A, 5.000%, 8/01/27 – AMBAC Insured
3,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	3,428,760
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
2,100	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	Baa1	2,249,982
	7/01/31 – AMBAC Insured
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
2,640	0.000%, 7/01/32 – FGIC Insured	No Opt. Call	BBB+	831,785
4,735	0.000%, 7/01/33 – FGIC Insured	No Opt. Call	BBB+	1,375,091
2,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	11/12 at 100.00	AA–	2,004,880
4,350	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AA–	4,761,293
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2010A:
1,525	0.000%, 8/01/33	No Opt. Call	A+	492,529
5,000	5.500%, 8/01/37	2/20 at 100.00	A+	5,415,350
3,625	5.375%, 8/01/39	2/20 at 100.00	A+	3,880,780
1,725	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series	4/21 at 100.00	N/R	1,840,472
	2011A, 7.000%, 4/01/41
685	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	10/12 at 100.00	BBB+	687,302
	6.375%, 10/01/19
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.250%,	10/14 at 100.00	AA–	1,066,610
	10/01/19 – AGM Insured
2,760	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB+	3,015,686
	Series 2010A, 5.000%, 10/01/29
48,695	Total Tax Obligation/Limited			45,746,672
	Transportation – 1.1% (0.8% of Total Investments)
2,365	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002,	No Opt. Call	N/R	2,543,676
	5.375%, 12/01/15 – AMBAC Insured
	U.S. Guaranteed – 13.0% (8.5% of Total Investments) (5)
	Bethel, Connecticut, General Obligation Bonds, Series 2002:
525	5.000%, 11/01/18 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	Aa2 (5)	529,153
525	5.000%, 11/01/19 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	Aa2 (5)	529,153
525	5.000%, 11/01/20 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	Aa2 (5)	529,153
525	5.000%, 11/01/21 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	Aa2 (5)	529,153
525	5.000%, 11/01/22 (Pre-refunded 11/01/12) – FGIC Insured	11/12 at 100.00	Aa2 (5)	529,153
500	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/23 (Pre-refunded	9/13 at 100.00	AA– (5)	526,230
	9/15/13) – AGM Insured
175	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Western	10/12 at 100.00	A– (5)	175,823
	Massachusetts Electric Company, Series 1993A, 5.850%, 9/01/28 (Pre-refunded 10/01/12)
925	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School,	7/13 at 100.00	BBB (5)	961,667
	Series 2003B, 5.000%, 7/01/33 (Pre-refunded 7/01/13) – NPFG Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School,
	Series 2007A:
465	5.000%, 7/01/30 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	N/R (5)	557,284
735	5.000%, 7/01/37 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	N/R (5)	880,868
1,670	Connecticut State, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 (Pre-refunded	4/14 at 100.00	AA (5)	1,794,716
	4/01/14) – FGIC Insured
	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B:
3,285	5.000%, 12/01/20 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA (5)	3,324,617
2,000	5.000%, 12/01/21 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA (5)	2,024,120
1,000	5.000%, 12/01/22 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA (5)	1,012,060
1,000	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AA (5)	1,063,250
	5.000%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured
4,340	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	4,564,595
	(Pre-refunded 10/01/13)
40	New Haven, Connecticut, General Obligation Bonds, Series 2002A, 5.250%, 11/01/17 – AMBAC	11/12 at 100.00	A1 (5)	40,336
	Insured (ETM)
1,010	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	Aaa	1,242,906
	5.125%, 6/01/24 – AMBAC Insured (ETM)
2,545	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth	8/13 at 100.00	Aa3 (5)	2,656,624
	Series 2003A, 5.000%, 8/01/33 (Pre-refunded 8/01/13) – NPFG Insured
2,200	University of Connecticut, General Obligation Bonds, Series 2003A, 5.125%, 2/15/21	2/13 at 100.00	AA (5)	2,249,676
	(Pre-refunded 2/15/13) – NPFG Insured
	West Hartford, Connecticut, General Obligation Bonds, Series 2005B:
500	5.000%, 10/01/17 (Pre-refunded 10/01/15)	10/15 at 100.00	AAA	569,665
2,810	5.000%, 10/01/18 (Pre-refunded 10/01/15)	10/15 at 100.00	AAA	3,201,517
27,825	Total U.S. Guaranteed			29,491,719
	Utilities – 10.2% (6.7% of Total Investments)
2,960	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power	11/12 at 100.00	Baa1	2,965,535
	LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)
1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/12 at 101.00	Ba1	1,013,030
	Southeastern Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)
4,750	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/12 at 101.00	Ba1	4,811,893
	Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)
	Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue
	Bonds, Series 2012A:
655	5.000%, 1/01/31	1/22 at 100.00	Aa3	765,282
500	5.000%, 1/01/32	1/22 at 100.00	Aa3	582,410
2,830	5.000%, 1/01/42	1/22 at 100.00	Aa3	3,209,984
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
885	5.500%, 1/01/14 (Alternative Minimum Tax)	1/13 at 100.00	BBB	888,275
250	5.500%, 1/01/15 (Alternative Minimum Tax)	11/12 at 100.00	BBB	250,838
2,105	5.500%, 1/01/20 (Alternative Minimum Tax)	1/13 at 100.00	BBB	2,113,273
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
1,290	5.050%, 7/01/42	7/22 at 100.00	BBB+	1,325,656
480	5.000%, 7/01/42	7/22 at 100.00	BBB+	491,395
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX:
3,900	5.750%, 7/01/36	7/20 at 100.00	BBB+	4,276,545
530	5.250%, 7/01/40	7/20 at 100.00	BBB+	551,523
22,135	Total Utilities			23,245,639
	Water and Sewer – 12.4% (8.1% of Total Investments)
1,375	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company	9/17 at 100.00	N/R	1,432,489
	Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
4,160	5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A1	4,573,296
4,330	5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	A1	4,768,716
500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	515,880
	6.000%, 7/01/25
2,050	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010,	7/20 at 100.00	Ba2	2,106,232
	5.625%, 7/01/40
3,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa2	3,197,520
	6.000%, 7/01/38
4,550	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth	8/13 at 100.00	Aa3	4,726,540
	Series 2003A, 5.000%, 8/01/20 – NPFG Insured
1,840	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth	8/16 at 100.00	Aa3	2,040,026
	Series, 2007A, 5.000%, 8/01/30 – NPFG Insured
2,870	South Central Connecticut Regional Water Authority, Water System Revenue Bonds,	8/21 at 100.00	Aa3	3,259,574
	Twentieth-Sixth Series, 2011, 5.000%, 8/01/41
1,450	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series	11/13 at 100.00	AA+	1,518,853
	2003A, 5.000%, 11/15/32
26,125	Total Water and Sewer			28,139,126
$ 324,885	Total Investments (cost $324,046,321) – 152.5%			346,382,784
	Floating Rate Obligations – (8.5)%			(19,370,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (46.4)% (6)			(105,500,000)
	Other Assets Less Liabilities – 2.4%			5,682,802
	Net Assets Applicable to Common Shares – 100%			$ 227,195,586

Fair Value Measurements
Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$346,382,784	$—	$346,382,784

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2012, the cost of investments was $304,689,212.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2012, were as follows:

Gross unrealized:
Appreciation	$23,371,910
Depreciation	(1,048,348)
Net unrealized appreciation (depreciation) of investments	$22,323,562

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.5%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Connecticut Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         October 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         October 30, 2012